Document and Entity Information	12 Months Ended
Feb. 29, 2012
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Feb 29, 2012
Trading Symbol	lbix
Entity Registrant Name	LEADING BRANDS INC
Entity Central Index Key	0000884247
Current Fiscal Year End Date	--02-28
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	3,236,668
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Statement of Financial Position (USD $)	Feb. 29, 2012	Feb. 28, 2011
Current
Cash and cash equivalents	$ 1,189,539	$ 1,870,600
Accounts receivable	722,387	730,884
Inventory	1,281,653	974,739
Prepaid expenses and deposits	173,650	177,915
Total Current Assets	3,367,229	3,754,138
Property, plant and equipment	8,821,967	9,108,285
Deferred tax assets	2,714,627	2,807,730
Total Assets	14,981,079	15,670,153
Liabilities and Shareholders' Equity
Other assets	77,256	0
Current
Accounts payable and accrued liabilities	1,855,819	1,589,861
Current portion of long-term debt	134,852	487,613
Current portion of lease inducement	24,491	25,560
Total Current Liabilities	2,015,162	2,103,034
Long-term debt	218,374	1,628,412
Lease Inducement	0	24,491
Derivative Liability - non-employee stock options	263,143	245,983
Total Liabilities	2,496,679	4,001,920
Shareholders' Equity
Share Capital Authorized 500,000,000 common shares without par value 20,000,000 preferred shares without par value Issued 3,236,668 common shares (2011 - 3,579,249)	36,678,050	40,607,350
Treasury stock	0	(19,536)
Additional paid-in capital	15,815,876	12,640,803
Accumulated other comprehensive income - currency translation adjustment	577,916	577,916
Accumulated deficit	(40,587,442)	(42,138,300)
Total Stockholders Equity	12,484,400	11,668,233
Total Liabilities and Shareholders' Equity	$ 14,981,079	$ 15,670,153

Statement of Financial Position (Parenthetical) (USD $)	Feb. 29, 2012	Feb. 28, 2011
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, No Par Value
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, No Par Value
Common Stock, Shares, Issued	3,236,668	3,579,249

Statement of Operations (USD $)	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Gross Sales	$ 19,456,505	$ 20,048,942	$ 22,172,673
Less: Discounts, rebates and slotting fees	(1,052,453)	(1,139,911)	(1,646,440)
Net Sales	18,404,052	18,909,031	20,526,233
Expenses (income)
Cost of sales	11,287,079	11,690,856	13,422,152
Selling, general and administrative	4,656,298	5,862,189	4,217,008
Depreciation of property, plant and equipment	676,464	701,389	728,993
Interest on long-term debt	114,902	166,450	221,795
Interest on current debt	725	958	7,762
Gain on contract settlement	0	(158,960)	0
Foreign exchange loss (gain)	4,666	(6,620)	(21,330)
Interest income	(8,216)	(15,997)	(5,066)
Change in derivative liability	17,160	65,677	0
Loss on disposal of assets	11,013	4,238	8,515
Operating Expenses	16,760,091	18,310,180	18,579,829
Income before income tax	1,643,961	598,851	1,946,404
Income tax provision	93,103	680,879	735,133
Net income (loss)	1,550,858	(82,028)	1,211,271
Comprehensive income (loss)	$ 1,550,858	$ (82,028)	$ 1,211,271
Earnings per share
Basic	$ 0.46	$ (0.02)	$ 0.3
Diluted	$ 0.44	$ (0.02)	$ 0.3
Diluted	3,541,859	3,853,866	3,980,202
Basic	3,368,751	3,853,866	3,980,202

Statement of Cash Flows (USD $)	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Cash provided by (used in) Operating activities
Net income (loss)	$ 1,550,858	$ (82,028)	$ 1,211,271
Items not involving cash
Depreciation of property, plant and equipment	676,464	701,389	728,993
Amortization of leasehold inducement	(25,560)	(25,560)	(25,560)
Loss on disposal of assets	11,013	4,238	8,515
Non-cash component of gain on contract settlement	0	(108,960)	0
Stock based compensation	414,822	1,674,875	249,442
Change in derivative liability	17,160	65,677	0
Deferred income tax provision	93,103	680,879	735,133
Changes in non-cash operating working capital
Accounts receivable, net	8,497	400,105	347,444
Inventory, net	(306,914)	643,786	1,274,261
Prepaid expenses and other assets	(72,991)	(47,936)	47,659
Accounts payable	265,958	(614,403)	(144,620)
Net Cash Provided by (Used in) Operating Activities	2,632,410	3,292,062	4,432,538
Investing activities
Purchase of property, plant and equipment	(401,709)	(597,762)	(349,068)
Proceeds on disposal of assets	561	0	10,519
Net Cash Provided by (Used in) Investing Activities	(401,148)	(597,762)	(338,549)
Financing activities
Decrease in bank indebtedness	0	0	(1,512,915)
Repurchase of common shares	(1,168,764)	(1,032,525)	(187,417)
Proceeds from issuance of common shares	19,251	0	0
Repayment of long-term debt	(1,762,800)	(1,690,608)	(1,194,374)
Net Cash Provided by (Used in) Financing Activities	(2,912,313)	(2,723,133)	(2,894,706)
Decrease (increase) in cash and cash equivalents	(681,051)	(28,833)	1,199,283
Effect of exchange rates on cash	(10)	47	172
Cash and cash equivalents, beginning of year	1,870,600	1,899,386	699,931
Cash and cash equivalents, end of year	1,189,539	1,870,600	1,899,386
Supplementary disclosure of cash flow Information
Interest received	(8,216)	(15,997)	(5,066)
Interest paid	79,061	169,783	233,668
Income taxes	$ 0	$ 0	$ 0

Statement of Stockholders Equity (USD $)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	AOCI [Member]	Accum. Deficit [Member]	Total
Beginning Balance at Feb. 28, 2009	$ 45,283,762		$ 7,420,785	$ 577,916	$ (43,267,543)	$ 10,014,920
Beginning Balance (Shares) at Feb. 28, 2009	3,991,625
Net income/loss					1,211,271	1,211,271
Shares repurchased under provisions of the share repurchase plan		(775,089)	587,672			(187,417)
Shares cancelled	(775,089)	775,089
Shares cancelled (Shares)	(68,350)
Stock based compensation expense			249,442			249,442
Ending Balance at Feb. 28, 2010	44,508,673		8,257,899	577,916	(42,056,272)	11,288,216
Ending Balance (Shares) at Feb. 28, 2010	3,923,275
Net income/loss					(82,028)	(82,028)
Shares repurchased under provisions of the share repurchase plan		(3,920,859)	2,888,335			(1,032,524)
Shares cancelled	(3,901,323)	3,901,323
Shares cancelled (Shares)	(344,026)
Stock based compensation expense			1,494,569			1,494,569
Ending Balance at Feb. 28, 2011	40,607,350	(19,536)	12,640,803	577,916	(42,138,300)	11,668,233
Ending Balance (Shares) at Feb. 28, 2011	3,579,249
Net income/loss					1,550,858	1,550,858
Exercise of stock options	39,192		(19,941)			19,251
Exercise of stock options (Shares)	7,400
Shares repurchased under provisions of the share repurchase plan		(3,948,956)	2,780,192			(1,168,764)
Shares cancelled	(3,968,492)	3,968,492
Shares cancelled (Shares)	(349,981)
Stock based compensation expense			414,822			414,822
Ending Balance at Feb. 29, 2012	$ 36,678,050		$ 15,815,876	$ 577,916	$ (40,587,442)	$ 12,484,400
Ending Balance (Shares) at Feb. 29, 2012	3,236,668

Summary of Significant Accounting Principles	12 Months Ended
Feb. 29, 2012
Summary of Significant Accounting Principles [Text Block]
1.	Operations and Summary of Significant Accounting Principles

Nature of Operations

Leading Brands Inc. (the “Company”) and its subsidiaries are involved in the development, production, marketing and distribution of the Company’s branded and licensed beverage brands.

The Company sells branded and licensed beverage products through its Integrated Distribution System (IDS) of distributors, wholesalers, and grocery chains. Its principal product lines include juices and other premium beverages. The bottling plant provides bottling services for the Company’s own products and for an external customer. The Company also uses the services of third party bottlers as required to meet its objectives.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (U.S. GAAP). The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Change in Generally Accepted Accounting Principles

The Company historically prepared its consolidated financial statements in conformity with Canadian generally accepted accounting principles and provided a supplemental reconciliation to U.S. GAAP. Effective March 1, 2011, the Company adopted U.S. GAAP as the comprehensive basis of financial reporting for its consolidated financial statements. All comparative financial information contained herein has been recast to reflect the Company’s results as if the Company had historically reported in accordance with U.S. GAAP.

Change in Accounting Principle

Effective February 29, 2012, Management determined that to better reflect the Company’s operations it would be more appropriate to expense the pallets when purchased as a cost of sale as incurred. The change in accounting principle was adopted retroactively, with restatement of prior years’ financial statements. Refer to Note 17 for more information.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes.

On an ongoing basis, the Company evaluates its estimates, including those related to inventories, trade receivables, useful lives of property, plant and equipment, income taxes, and stock-based compensation, among others. The reported amounts and note disclosure are determined using management’s best estimates based on assumptions that reflect the most probable set of economic conditions and planned course of action. Actual results could differ from those estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Foreign Currency Translation

The Company’s functional and reporting currency is the Canadian dollar. Foreign-currency denominated transactions are translated at the rate of exchange prevailing at the time of the transaction. Monetary assets and liabilities have been translated into Canadian dollars at the year-end exchange rate. All such exchange gains and losses are included in the determination of income.

Cash and Cash Equivalents	Amounts recognized as cash and cash equivalents include investments of surplus cash in highly liquid securities with maturities at date of purchase of three months or less.

Accounts Receivable

Accounts receivable invoices are recorded when the products are delivered and title transfers to customers or when bottling services are performed and collection of related receivables is reasonably assured. Allowances for doubtful accounts are based primarily on historical write-off experience. Account balances that are deemed uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Allowances for doubtful accounts of $43,353 and $24,227 as of February 29, 2012 and February 28, 2011, respectively, are netted against accounts receivable.

Inventory

Raw materials and finished goods purchased for resale are valued at the lower of cost, determined on a first-in, first-out basis, and market value. Finished goods, produced from manufacturing operations, are valued at the lower of standard cost which approximates average cost of raw materials, direct labour and overhead and market value. The provisions for obsolete or excess inventory are based on estimated forecasted usage of inventories. A significant change in demand for certain products as compared to forecasted amounts may result in recording additional provisions for obsolete inventory. Provisions for obsolete or excess inventory are recorded as cost of goods sold.

Property, plant and equipment	Property, plant and equipment are recorded at cost and are amortized using the declining-balance method at annual rates as follows:

Plant and equipment	7% - 20%
Buildings	5%
Automotive equipment	20%
Land improvements	8%
Furniture, fixtures, computer hardware and software	20%

Leasehold improvements are amortized over the lesser of their expected life or the lease term.

Management review property, plant and equipment for impairment when conditions exist that indicate the carrying amount of the assets may not be fully recoverable. If required an undiscounted operating cash flow analysis is completed to determine if impairment exits. When testing for impairment of assets held for use, assets and liabilities are grouped at the lowest level for which cash flows are separately identifiable. If impairment is determined to exist, the loss is calculated based on estimated fair value.

Leases

Leases are classified as either capital or operating in nature. Capital leases are those which substantially transfer the benefits and risks of ownership to the lessee. Obligations recorded under capital leases are reduced by the principal portion of lease payments. The imputed interest portion of the lease payment is charged to expense.

Revenue Recognition

Revenue on sales of products is recognized when the products are delivered and title transfers to customers. Revenues from the provision of manufacturing, packaging or other services are recognized when the services are performed and collection of related receivables is reasonably assured. The Company records shipping and handling revenue as a component of sales revenue, and shipping and handling costs are included in the cost of sales.

Incentives offered to customers including rebates, cash discounts, volume discounts, and slotting fees are recorded as a reduction of net sales when sales are recognized.

Stock-Based Compensation

Compensation costs are charged to the Consolidated Statements of Income (Loss) and Comprehensive Income (Loss). Compensation costs for employees are amortized over the period from the grant date to the date the options vest. Compensation expense for non-employees is recognized immediately for past services and pro-rata for future services over the service provision period. Compensation for non-employees is re-measured at each balance sheet date until the earlier of the vesting date or the date of completion of the service. Upon exercise of stock options, the consideration paid by the option holder, together with the amount previously recognized in additional paid-in capital, is recorded as an increase to share capital.

The Company uses the Black-Scholes option valuation model to calculate the fair value of stock options at the date of grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

Income Tax

Deferred income tax assets and liabilities are computed based on differences between the carrying amount of assets and liabilities on the balance sheet and their corresponding tax values using the enacted income tax rates by tax jurisdiction when these differences are expected to be realized. Deferred income tax assets also result from unused loss carry-forwards and other deductions. The valuation of deferred income tax assets is reviewed annually and adjusted, if necessary, by use of a valuation allowance to reflect the estimated realizable amount. Significant management judgement is required in determining the provision for income taxes, the deferred income tax assets and liabilities and any valuation allowance recorded against the net future income tax assets. Management evaluates all available evidence, such as recent and expected future operating results by tax jurisdiction, and current and enacted tax legislation and other temporary differences between book and tax accounting to determine whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. Management has determined certain of these deferred tax assets do not meet the more likely than not criteria, and accordingly, these deferred income tax asset amounts have been partially offset by a valuation allowance (Note 11). No reserves for an uncertain tax position have been recorded for the years ended February 29, 2012 or February 28, 2011.

Comprehensive Income	Comprehensive income includes both net earnings and other comprehensive income. Net income and other comprehensive income are presented in a single continuous statement.

Fair Value Measurements

The book value of cash and cash equivalents, accounts receivable, and accounts payable and accrued liabilities approximate their fair values due to the immediate or short-term maturity of those instruments. Based on borrowing rates currently available to the Company under similar terms, the book value of long term debt and capital lease obligations approximate their fair values. The fair value hierarchy under US GAAP is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - observable inputs other than Level I, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 - assets and liabilities whose significant value drivers are unobservable by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company had certain financial liabilities required to be recorded at fair value on a recurring basis in accordance with US GAAP. As at February 29, 2012 and February 28, 2011, the derivative liability on non-employee stock options is a financial liability classified for Level 3 fair value measurement. See Note 15 for more information.

Recent Accounting Pronouncements

Fair Value Measurements

In May 2011, the FASB provided amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments provide clarification and / or additional requirements relating to the following: a) application of the highest and best use and valuation premise concepts, b) measurement of the fair value of instruments classified in an entity’s shareholders’ equity, c) measurement of the fair value of financial instruments that are managed within a portfolio, d) application of premiums and discounts in a fair value measurement, and e) disclosures about fair value measurements. These amendments will be effective prospectively for interim and annual periods beginning after December 15, 2011. We do not expect the adoption of the amendments to have a material impact on the Company’s financial position, results of operations or cash flows.

Comprehensive Income

In June and December 2011, the FASB provided amendments requiring an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements, eliminating the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The Company has early implemented the requirements and presents net income and other comprehensive income in a single continuous statement.

Embedded Derivatives

In April 2010, the FASB provided amendments to address the classification of an employee share-based payment award with an exercise price denominated in the currency of a market in which the underlying equity security trades. Guidance was provided on the classification of a share-based payment award as either equity or a liability. These amendments were effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The early adoption of the provisions of this amendment for the year-ended February 28, 2011, allowed for the Company not to separately account for employee stock options as a liability measured at fair value and marked-to- market each period with the changes in the fair value each period charged or credited to income.

Inventory	12 Months Ended
Feb. 29, 2012
Inventory [Text Block]
2.	Inventory

	2012	2011
Finished goods, net	$610,421	$524,967
Raw materials	671,232	449,772
	$1,281,653	$974,739

The ending balance above includes a total inventory obsolescence provision of $115,413 as at February 29, 2012 (2011 - $117,320).

Property, Plant and Equipment	12 Months Ended
Feb. 29, 2012
Property, Plant and Equipment [Text Block]
3.	Property, Plant and Equipment

	2012
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$14,851,617	$7,689,018	$7,162,599
Buildings	1,931,944	1,163,572	768,372
Automotive equipment	9,567	8,934	633
Land	433,613	-	433,613
Land improvements	1,861	1,171	690
Leasehold improvements	229,482	170,409	59,073
Furniture and fixtures	603,049	544,013	59,036
Computer hardware and software	2,604,200	2,266,249	337,951
	$20,665,333	$11,843,366	$8,821,967

	2011
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$14,480,584	$7,156,979	$7,323,605
Buildings	1,931,944	1,123,131	808,813
Automotive equipment	39,476	36,937	2,539
Land	433,613	-	433,613
Land improvements	1,861	1,111	750
Leasehold improvements	229,482	155,641	73,841
Furniture and fixtures	601,544	535,996	65,548
Computer hardware and software	2,628,763	2,229,187	399,576
	$20,347,267	$11,238,982	$9,108,285

Property, plant and equipment includes equipment acquired under capital leases with an initial cost of $2,687,820 (2011 - $2,687,820). Accumulated amortization of assets acquired under capital leases is $767,919 (2011 - $623,410). No impairment of property, plant, and equipment was recognized in the year ended February 29, 2012 (2011 - nil).

Prepaid Expenses and Deposits	12 Months Ended
Feb. 29, 2012
Prepaid Expenses and Deposits [Text Block]
4.	Prepaid Expenses and Deposits
	2012	2011
Slotting fees	$29,354	$22,470
Insurance premiums	61,459	73,563
Rental deposits and other	82,837	81,882
	$173,650	$177,915

Long-term Debt	12 Months Ended
Feb. 29, 2012
Long-term Debt [Text Block]
5.	Long-term Debt

		2012	2011

a)	Bank loan, principal and interest repayable at $8,408 per month including interest at a rate of bank prime plus 1.25%.	$-	$837,100

b)	Capital lease, principal and interest repayable at $6,907 per month including interest at a five-year fixed rate of 6.53% per annum, collateralized by certain pieces of manufacturing equipment.	-	150,912

c)	Capital lease, principal and interest repayable at $15,024 per month including interest at a seven-year fixed rate of 6.575% per annum, collateralized by certain pieces of manufacturing equipment	-	647,928

d)	Capital lease, principal and interest repayable at $12,729 per month including interest at a seven-year fixed rate of 6.125% per annum, collateralized by certain pieces of manufacturing equipment until September, 2014.	353,226	480,085
		353,226	2,116,025
	Less: current portion	134,852	487,613
		$218,374	$1,628,412

Minimum payments due over the remaining terms of the capital lease are as follows:

	Principle	Interest
2013	$134,852	$17,981
2014	143,347	9,396
2015	75,027	1,346
2016 and thereafter	-	-

	$353,226	$28,723

The Company has a demand revolving operating bank loan with a credit limit of $3,500,000 (2011 - $3,500,000) subject to the availability of eligible collateral. As at February 29, 2012, $440,000 (2011 - $661,000) of the facility was available. Interest is charged on the drawn-down amounts at the bank prime rate plus 1.75% to 2.25% (2011- 1.75% to 2.25%). The operating loan is collateralized by a charge on all assets of the Company and an assignment of all risk insurance on land, buildings, equipment and inventory owned by the Company. The credit facility contains four financial covenants, all of which the Company was in Compliance with at February 29, 2012 and February 28, 2011.

Lease Inducement	12 Months Ended
Feb. 29, 2012
Lease Inducement [Text Block]
6.	Lease Inducement

In the 2009 fiscal year, the Company received a lease inducement of $115,016 worth of leasehold improvements as an incentive to enter into a 5-year lease term for the Vancouver offices. This amount is being amortized over the remainder of the lease term. The amortization for the fiscal year ended February 29, 2012 was $25,560 (2011 - $25,560 ; 2010 - $25,560) with a corresponding credit to rental expense under the category of selling, general and administrative expenses.

Gain/Loss on Contract Settlements	12 Months Ended
Feb. 29, 2012
Gain/Loss on Contract Settlements [Text Block]
7.	Gain/Loss on Contract Settlements

In the fiscal year ended February 28, 2011, the Company recorded a gain of $158,960 relating to the termination of a distribution agreement and a long-standing liability settlement.

No contract settlements occurred in the years ended February 29, 2012 and February 28, 2010.

Share Capital	12 Months Ended
Feb. 29, 2012
Share Capital [Text Block]
8.	Shareholders’ Equity

a)	Share capital	Number of Authorized Shares
		2012	2011	2010
	Common shares without par value	500,000,000	500,000,000	500,000,000

	Preferred shares without par value	9,999,900	9,999,900	9,999,900
	Series “A” preferred shares	1,000,000	1,000,000	1,000,000
	Series “B” preferred shares	100	100	100
	Series “C” preferred shares	1,000,000	1,000,000	1,000,000
	Series “D” preferred shares	4,000,000	4,000,000	4,000,000
	Series “E” preferred shares	4,000,000	4,000,000	4,000,000
		20,000,000	20,000,000	20,000,000

There are no preferred shares outstanding as at February 29, 2012 (2011 - nil; 2010 - nil).

In the year ended February 29, 2012, the Company repurchased and cancelled 344,381 of its issued and outstanding shares in the amount of $1,149,228, and cancelled an additional 5,600 shares held in treasury at prior year-end in the amount of $19,536. Since the average issue price of cancelled common shares at the time of repurchase was $11.34, share capital has been reduced by $3,968,492 and additional paid-in capital has been increased by $2,780,192.

In the year ended February 28, 2011, the Company repurchased 349,626 of its issued and outstanding shares in the amount of $1,032,524, of which 5,600 shares were held in treasury at year-end in the amount of $19,536. For those shares repurchased and cancelled, share capital was reduced by $3,901,323 and additional paid-in capital increased by $2,888,335.

In the year ended February 28, 2010, the Company repurchased 68,350 of its issued and outstanding shares in the amount of $187,417. On cancellation of these shares, share capital was reduced by $775,089 and additional paid-in capital increased by $587,672.

b)	Shareholder protection rights plan

On August 26, 2003, a Shareholder Protection Rights Plan was adopted whereby one share purchase right is attached to each outstanding common share, exercisable only in the case of a specific event, such as the acquisition by an acquirer of 20% or more of the issued common shares of the Company, and at a predetermined calculated price.

At the Annual General Meeting on June 30, 2010, shareholders approved the updating and five-year extension of the Company’s Shareholder Protection Rights Plan.

c)	Stock options

The Company occasionally grants stock options to its employees, officers, directors and consultants to purchase common shares of the Company. The options granted are exercisable at a price which is equal to or greater than the fair market value of the common shares at the date the options are granted. The options are granted with varied vesting periods including immediately, one and five years. Options granted generally have a life of 10 years. The Company does not have a formal stock option plan.

At February 29, 2012, stock options were outstanding and exercisable as follows:

		Weighted
		Average	Weighted		Weighted
	Number of	Remaining	Average	Number of	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life (Years)	Price (USD)	Exercisable	Price (USD)
$2.45 to $2.99	692,000	8.25	2.45	692,000	2.45
$3.00 to $3.99	194,000	7.11	3.17	131,370	3.12
$4.00 to $5.99	40,433	2.54	5.07	40,433	5.07
$6.00 to $24.65	50,000	5.64	9.21	40,756	9.50
	976,433			904,559

A summary of the Company’s stock option activity is as follows:

		Weighted Average
	Outstanding	Exercise Price
	Options	(USD)
Options outstanding as at March 1, 2009	418,166	$5.10
Granted	65,000	3.50
Forfeited	(25,333)	5.84
Expired	(22,033)	6,43
Options outstanding as at February 28, 2010	435,800	4.74
Granted	747,000	2.45
Forfeited	(64,166)	3.16
Expired	(149,634)	4.82
Options outstanding as at February 28, 2011	969,000	3.07
Granted	20,000	3.00
Expired	(5,167)	7.22
Exercised	(7,400)	2.63
Options outstanding as at February 29, 2012	976,433	$3.05

Options exercisable, February 29, 2012	904,559	2.98
Options vested and expected to vest	976,433	$3.05

The aggregate intrinsic value of stock options exercised during the year ended February 29, 2012 was $8,060 USD (2011 - $nil, 2010 - $nil).

The aggregate intrinsic value of stock options outstanding as at February 29, 2012 was $1,059,900 USD (2011 - $667,950, 2010 - $nil).

The aggregate intrinsic value of stock options exercisable as at February 29, 2012 was $1,023,571 USD (2011 - $560,052, 2010 - $nil).

A summary of the Company’s non-vested stock option activity and related information for the year ended February 29, 2012 is as follows:

		Weighted Average
	Outstanding	Exercise
	Options	Price (USD)
Non-vested at March 1, 2011	213,225	3.36
Granted	20,000	3.00
Vested	(159,755)	3.11
Forfeited	(1,596)	3.00
Non-vested at February 29, 2012	71,874	7.93

As of February 29, 2012, there was $217,622 of total unrecognized compensation cost related to non-vested stock options. That cost is expected to be recognized over a weighted average period of 1.0 years.

d)	Share purchase warrants

The Company’s issued and outstanding share purchase warrants as at February 29, 2012, February 28, 2011 and February 28, 2010 are as follows:

	Number of	USD Average
	Warrants	Exercise Price

Share purchase warrants issued and outstanding	363,400	$19.75

The Company issued 330,000 common share purchase warrants related to the private placement and 33,400 common share purchase warrants to the placement agent pursuant to the terms of an agreement related to the issuance of common shares on August 9, 2007. Each common share purchase warrant is exercisable for the purchase of one common share and all of the warrants expire on February 9, 2013. Subject to certain exclusions, the exercise price of the warrants is adjustable downwards to a minimum of $16.45 USD per share in the event that the Company issues new shares at a price lower than the exercise price.

e)	Earnings (loss) per common share

The Company uses the Treasury Stock Method to calculate earnings (loss) per common share. Under this method basic earnings (loss) per share is based on the weighted average aggregate number of common and non-voting shares outstanding during each period. The diluted earnings per share calculation assumes that the outstanding stock options and share purchase warrants had been exercised at the beginning of the period.

For the years ended February 29, 2012, February 28, 2011, and February 28, 2010, common equivalent shares (consisting of shares issuable on exercise of stock options and warrants) totaling 511,400, 1,332,400 and 799,200, respectively, were not included in the computation of diluted earnings per share because the effect was anti-dilutive.

Reconciliations of weighted average shares used in the earnings (loss) per common share calculations are set out below:

	2012	2011	2010
Weighted average shares - basic EPS	3,368,751	3,853,866	3,980,202
Plus: incremental shares from assumed exercise of stock options	173,108	-	-
Weighted average shares - diluted EPS	3,541,859	3,853,866	3,980,202

Stock-Based Compensation	12 Months Ended
Feb. 29, 2012
Stock-Based Compensation [Text Block]
9.	Stock-Based Compensation

The weighted average date-of-grant fair value of the options granted during the year ended February 29, 2012 was $2.65 USD per option (2011- $2.17 USD; 2010 - $3.24 USD). The estimated fair value of the stock options granted was determined using the Black-Scholes options pricing model with the following weighted-average assumptions:

	2012	2011	2010

Risk-free rate	1.11%	3.29%	3.51%
Dividend yield	Nil%	Nil%	Nil%
Volatility factor of the expected market price of the Company’s common shares	97%	94%	108%
Weighted average expected life of the options (months)	120	120	120

In connection with the vesting of certain employees’, officers’ and directors’ stock options for the year ended February 29, 2012, the Company has recorded stock option compensation of $414,822 (2011 - $1,494,569 ; 2010 - $249,442) which was credited to additional paid-in capital and expensed in selling, general and administrative expenses in the year.

Derivative Liability	12 Months Ended
Feb. 29, 2012
Derivative Liability [Text Block]
10.	Derivative Liability

In accordance with the guidance of ASC 815-40-15, stock options granted to non-employees that are exercisable in US dollars are required to be accounted for as derivative liabilities because they are considered not to be indexed to the Company’s stock due to their exercise price being denominated in a currency other than the Company’s functional currency.

The non-employee options are required to be re-valued with the change in fair value of the liability recorded as a gain or loss on the change of fair value of derivative liability and included in other items in the Company’s Consolidated Statements of Income (loss) at the end of each reporting period. The fair value of the options will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

The non-employee share purchase option liabilities are accounted for at their respective fair values and are summarized as follows:

	2012	2011
Derivative liability, opening balance	$245,983	$-
Fair value of non-employee options granted	-	180,306
Fair value of non-employee options exercised	-	-
Change in fair value of options	17,160	65,677
Derivative liability, closing balance	$263,143	$245,983

An estimate for the fair value of non-employee stock options is determined through use of the Black-Scholes Model. Assumptions applied by management as at February 29, 2012 were as follows: (1) risk-free rate of 1.78% (2011 - 3.48%); (2) dividend yield of nil (2011 - nil); (3) an expected volatility of 113.4% (2011 – 106.1%); (4) an expected life of 99 months (2011 - 111 months); and (5) an exercise price of $2.45 USD. These options have been included in the stock options data presented in in Note 8c.

Non-employee option holders’ exercise will result in a reduction of the option derivative liability.

Income Tax	12 Months Ended
Feb. 29, 2012
Income Tax [Text Block]
11.	Income Tax

Earnings before income taxes and the provision for income taxes consisted of the following for the years ended February 29, 2012, February 28, 2011, and February 28, 2010:

	2012	2011	2010

Earnings before income taxes:
Canada	$1,797,445	$762,748	$2,106,138
United States	(153,484)	(164,167)	(159,734)
Total	$1,643,961	$598,851	$1,946,404

Provision for income taxes:
Current	$-	-	-
Deferred, Canada	93,103	680,879	735,133
Deferred, United States	-	-	-
Total	$93,103	$680,879	$735,133

Income tax computed at statutory tax rates reconciles to the income tax provision, using a 26.25% (2011 - 28.17%, 2010 - 29.75%) statutory tax rate, as follows:

	2012	2011	2010

Tax at statutory rates at CDN rates	$431,540	$168,696	$579,055
Foreign loss taxed at US rates	(17,894)	(14,356)	(9,571)
Effect of change in statutory rate	14,400	19,500	(29,569)
Effect of foreign exchange on loss carry-forwards	(100,346)	204,076	343,189
Stock-based compensation	108,776	471,812	72,199
Expiry of loss carry-forwards	104,076	16,742	13,089
Other items, net	(23,278)	(4,420)	(14,358)
Change in valuation allowance	(424,171)	(181,171)	(218,901)
Income tax provision for year	$93,103	$680,879	$735,133

As at February 29, 2012, the Company and its subsidiaries have accumulated net operating losses in the amount of approximately $6.4 million which can be applied against future earnings in Canada and $8.3 million in the United States. The net operating loss carry forward amounts commence to expire in 2025 through 2032.

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2012	2011

Operating and other losses carried forward	$4,684,015	$4,284,223
Property, plant and equipment	1,141,065	2,000,392
Trademark and deferred costs	104,529	107,529
Un-realized foreign exchange loss	39,171	37,829
Financing costs	-	56,081
Total deferred tax assets	5,968,780	6,486,054
Valuation allowance	(3,254,153)	(3,678,324)

Net deferred tax assets	$2,714,627	$2,807,730

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of tax assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company has recognized a valuation allowance for those deferred tax assets for which realization is not more likely than not to occur.

The tax years that remain open to examination by the tax authorities are generally 2007-2012. The net operating losses from prior years are subject to adjustment under examination to the extent they remain unutilized in an open year.

There are no uncertain tax positions to recognize at February 29, 2012 and February 28, 2011.

Commitments	12 Months Ended
Feb. 29, 2012
Commitments [Text Block]
12.	Commitments

The Company is committed to a sponsorship agreement and annual operating leases for premises and equipment. The minimum amounts due over the remaining terms of those agreements are as follows:

2013	$468,777
2014	64,760
2015	64,760
2016	-
2017 and thereafter	-

Total future minimum payments	$598,297

The Company has commitments with various suppliers to purchase certain volumes of materials. It is not anticipated that losses will be incurred on these contracts.

Contingencies	12 Months Ended
Feb. 29, 2012
Contingencies [Text Block]
13.	Contingencies

The Company is a party to various legal claims which have arisen in the normal course of business, none of which are expected to have a material adverse effect on the financial position, results of operations, or cash flows of the Company.

Related Party Transactions	12 Months Ended
Feb. 29, 2012
Related Party Transactions [Text Block]
14.	Related Party Transactions

Related party transactions not disclosed elsewhere are as follows:

		2012	2011	2010

i)	Incurred consulting fees with a company related by a director in common	$84,000	$84,000	$84,000

ii)	Incurred professional service fees with a company related by a director in common	$528,000	$528,000	$479,600

iii)	Incurred marketing consulting services with a company related by a director in common	$76,700	$74,200	$64,800

iv)	Incurred services from a company related by a director in common	$574	$748	$750

v)	Incurred consulting fees with a company related by an officer in common	$260,350	$239,118	$192,218

vi)	Incurred services from a company related by a director in common	$7,217	$4,070	$2,525

vii)	Incurred brokerage and placement agent fees and expenses from a company related by a director in common	$-	$-	$4,929

The above-noted transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Fair Value of Financial Instruments	12 Months Ended
Feb. 29, 2012
Fair Value of Financial Instruments [Text Block]
15.	Fair Value of Financial Instruments

The Company’s financial assets and financial liabilities as at February 29, 2012, measured at fair value on a recurring basis are summarized below:

	Quoted	Significant	Significant
	Prices in	Observable	Unobservable	Balance,
	Active Market	Inputs	Inputs	February 29,
	(Level 1)	(Level 2)	(Level 3)	2012

Cash and cash equivalents	$1,189,539	$-	$-	$1,189,539
Derivative liability	-	-	(263,143)	(263,143)

	$1,189,539	$-	$(263,143)	$926,396

The Company’s financial assets and financial liabilities as at February 28, 2011, measured at fair value on a recurring basis are summarized below:

	Quoted	Significant	Significant
	Prices in	Observable	Unobservable	Balance,
	Active Market	Inputs	Inputs	February 28,
	(Level 1)	(Level 2)	(Level 3)	2011

Cash and cash equivalents	$1,870,600	$-	$-	$1,870,600
Derivative liability	-	-	(245,983)	(245,983)

	$1,870,600	$-	$(245,983)	$1,624,617

The fair value of cash and cash equivalents approximates its carrying value.

The fair value of the derivative liability for non-employee stock options is determined through use of the Black-Scholes model (Note 10).

Segmented Information	12 Months Ended
Feb. 29, 2012
Segmented Information [Text Block]
16.	Segmented Information

The Company operates in one industry segment being the production and distribution of beverages. The Company’s principal operations are comprised of an integrated bottling and distribution system for beverages and waters. Substantially, all of the Company’s operations, assets and employees are located in Canada and net revenue from export sales during all the years reported are less than 10%.

During the year ended February 29, 2012, the Company’s ten largest customers comprised approximately 87% (2011 - 86%; 2010 - 84%) and no one customer comprised more than 78% (2011 - 73%; 2010 - 67%). As at February 29, 2012 and February 28, 2011, one customer comprised more than 10% of trade receivables.

Changes in Non-Cash Operating Working Capital Items	12 Months Ended
Feb. 29, 2012
Changes in Non-Cash Operating Working Capital Items [Text Block]
17.	Change in Generally Accepted Accounting Principle

Effective February 29, 2012, Management determined that to better reflect the Company’s operations it would be more appropriate to expense the pallets when purchased as a cost of sale as incurred. The change in accounting principle was adopted retroactively, with retrospective adjustment of prior years’ financial statements as below. The impact on 2012 was a $23,932 reduction in comprehensive income, and a $0.01 impact on basic earnings per share. There was no impact on diluted earnings per share. Note that prior year comparatives are US GAAP adjusted.

Adjustments to Consolidated Statements of Income (Loss):

		2011	2010
Net income (loss) for the year, unadjusted		$(65,121)	$1,177,856
Adjustment to cost of sales		(16,907)	33,415
Net income (loss) for the year, adjusted		$(82,028)	$1,211,271
Comprehensive income (loss) for the year, adjusted		$(82,028)	$1,211,271
Basic income (loss) per share, unadjusted	$	(0.02)	$0.30
Adjustment to income (loss) per share		(0.00)	0.00
Basic income (loss) per share, adjusted	$	(0.02)	$0.30
Diluted income (loss) per share, unadjusted	$	(0.02)	$0.30
Adjustment to income (loss) per share		(0.00)	0.00
Diluted income (loss) per share, adjusted	$	(0.02)	$0.30

Adjustments to Assets, Liabilities and Shareholders’ Equity:

	2011	2010
Total assets, pre-adjustment	$15,857,262	$17,653,886
Adjustment to inventory, opening adjustment	(170,202)	(203,617)
Adjustment to inventory, current year	(16,907)	33,415
Total assets, as adjusted	$15,670,153	$17,483,684

Total liabilities	$4,001,920	$6,195,468
Total shareholders’ equity, pre-adjustment	$11,855,342	$11,458,418
	(170,202)
Adjustment to deficit, opening adjustment		(203,617)
Change in deficit relating to cost of sales	(16,907)	33,415
Total shareholders’ equity, as adjusted	$11,668,233	$11,288,216
Total liabilities and shareholders’ equity as adjusted	$15,670,153	$17,483,684

Subsequent Events	12 Months Ended
Feb. 29, 2012
Subsequent Events [Text Block]
18.	Subsequent Events

On May 9, 2012, the Company announced its intention to commence a modified “Dutch Auction” tender offer to repurchase up to US $800,000 of its common shares. The tender offer will commence on or about May 18, 2012, and the tender offer will be funded through available cash.